Stock-Based Compensation - Summary of Company's Restricted Shares of Stock and Unit Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Number Of Shares And Weighted Average Grant Date Fair Value [Abstract]
Outstanding at beginning of period, shares	8,653,859	8,935,743	8,995,295
Granted, shares	3,133,168	3,717,635	3,085,077
Vested, shares	(3,409,650)	(3,744,411)	(2,931,820)
Cancelled, shares	(455,806)	(255,108)	(212,809)
Outstanding at end of period, shares	7,921,571	8,653,859	8,935,743
Outstanding at beginning of period, weighted average grant-date fair value	$ 29.96	$ 25.04	$ 22.46
Granted, weighted average grant-date fair value	$ 40.37	$ 33.88	$ 28.70
Vested, weighted average grant-date fair value	$ 29.38	$ 22.17	$ 20.97
Cancelled, weighted average grant-date fair value	$ 34.05	$ 29.18	$ 25.01
Outstanding at end of period, weighted average grant-date fair value	$ 34.09	$ 29.96	$ 25.04